UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
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Address:  181 Smithtown Blvd.
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          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
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Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               02/04/2002
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 57
                                        -------------------

Form 13F Information Table Value Total: $ 133,305
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:              ITEM 2:      ITEM 3:      ITEM 4:     ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
-----------------------  --------------  ---------   ----------   -------- -------------------- ---------- --------------------
    NAME OF ISSUER       TITLE OF CLASS    CUSIP        FAIR      SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                          NUMBER       MARKET     PRINCIPAL     DISCRETION                 ----- ------- ------
                                                       VALUE       AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                             (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                         SHARED
                                                                             SOLE  SHARED OTHER
-----------------------  -------------   ---------   ----------   --------  ------ ------ ----- ---------- ----- ------- ------
ABBOTT LABORATORIES      Common Stock    002824100    4,153,000    74,500     SOLE                           X
AGILENT TECHNOLOGIES     Common Stock    00846U101    1,244,000    43,637     SOLE                           X
AMBAC FINANCIAL GROUP    Common Stock    023139108    1,504,000    26,000     SOLE                           X
AMERICA ONLINE           Common Stock    02364J104    1,437,000    44,780     SOLE                           X
AMERICAN EXPRESS CO.     Common Stock    025816109      753,000    21,100     SOLE                           X
AMERICAN INTL. GROUP     Common Stock    026874107    3,002,000    37,809     SOLE                           X
AMGEN INC.               Common Stock    031162100    1,655,000    29,340     SOLE                           X
AT&T WIRELESS CORP       Common Stock    001957406      397,000    27,643     SOLE                           X
AVON PRODUCTS            Common Stock    054303102    1,743,000    37,500     SOLE                           X
BAXTER INTERNATIONAL     Common Stock    071813109    2,638,000    49,200     SOLE                           X
CAPITAL ONE FINANCIAL    Common Stock    14040H105    3,673,000    68,100     SOLE                           X
CHUBB INSURANCE          Common Stock    171232101    1,393,000    20,200     SOLE                           X
CIENA CORPORATION        Common Stock    171779101      233,000    16,300     SOLE                           X
CISCO SYSTEMS            Common Stock    17275R102    1,005,000    55,548     SOLE                           X
CITIGROUP                Common Stock    172967101    3,261,000    64,601     SOLE                           X
COCA COLA                Common Stock    191216100    3,344,000    70,925     SOLE                           X
COMPUTER SCIENCES        Common Stock    205363104    1,400,000    28,600     SOLE                           X
CORNING INC.             Common Stock    219350105      666,000    74,700     SOLE                           X
CORVIS CORPORATION       Common Stock    221009103       38,000    12,000     SOLE                           X
DISNEY (WALT) CO.        Common Stock    254687106      936,000    45,200     SOLE                           X
EMC CORP                 Common Stock    268648102      716,000    53,301     SOLE                           X
ELAN                     Common Stock    284131208    2,605,000    57,820     SOLE                           X
EMERSON ELECTRIC         Common Stock    291011104    3,243,000    56,800     SOLE                           X
EXXON MOBIL              Common Stock    30231G102    1,624,000    41,344     SOLE                           X
FEDERAL NATL. MTG.       Common Stock    313586109    1,849,000    23,269     SOLE                           X
FRANKLIN RESOURCES       Common Stock    354613101      211,000     6,000     SOLE                           X
GENERAL ELECTRIC         Common Stock    369604103    5,426,000   135,392     SOLE                           X
GILLETTE COMPANY         Common Stock    375766102    2,160,000    64,700     SOLE                           X
HOME DEPOT               Common Stock    437076102    3,999,000    78,411     SOLE                           X
HONEYWELL INTL           Common Stock    438516106    1,099,000    32,500     SOLE                           X
IBM CORPORATION          Common Stock    459200101    3,224,000    26,656     SOLE                           X
IMPATH INC.              Common Stock    45255G101      578,000    13,000     SOLE                           X
INTEL CORP.              Common Stock    458140100    2,187,000    69,540     SOLE                           X
INTERNET CAPITAL GROUP   Common Stock    46059C106       12,000    10,000     SOLE                           X
JOHNSON & JOHNSON        Common Stock    478160104    7,791,000   131,840     SOLE                           X
LILLY (ELI) & CO.        Common Stock    532457108    2,513,000    32,000     SOLE                           X
LUCENT TECHNOLOGIES      Common Stock    549463107      392,000    62,320     SOLE                           X
MBNA CORP.               Common Stock    55262L100    2,145,000    60,962     SOLE                           X
MERCK & CO.              Common Stock    589331107    2,105,000    35,800     SOLE                           X
MERRILL LYNCH            Common Stock    590188108    2,408,000    46,202     SOLE                           X
MINNESOTA MINING & MNFG  Common Stock    604059105    1,737,000    14,700     SOLE                           X
MOTOROLA, INC.           Common Stock    620076109      708,000    47,200     SOLE                           X
NETWORK APPLIANCE        Common Stock    64120J104      728,000    33,300     SOLE                           X
NOKIA CORP               Common Stock    654902204      497,000    20,300     SOLE                           X
NORTEL NETWORKS          Common Stock    656568102      300,000    40,300     SOLE                           X
ORACLE CORPORATION       Common Stock    68389X105    3,894,000   282,000     SOLE                           X
PAYCHEX INC              Common Stock    704326107    2,790,000    80,075     SOLE                           X
PEPSICO                  Common Stock    713448108      528,000    10,850     SOLE                           X
PFIZER                   Common Stock    717081103    2,098,000    52,648     SOLE                           X
PROCTER & GAMBLE         Common Stock    742718109      997,000    12,600     SOLE                           X
QUALCOMM                 Common Stock    747525103    2,065,000    40,900     SOLE                           X
SBC COMMUNICATIONS       Common Stock    78387G103      259,000     6,621     SOLE                           X
TYCO INTERNATIONAL       Common Stock    902124106   11,708,000   198,785     SOLE                           X
UNITED PARCEL SERVICE    Common Stock    911312106   14,507,000   266,192     SOLE                           X
VERIZON                  Common Stock    92343V104    1,821,000    38,383     SOLE                           X
WALMART STORES           Common Stock    931142103    1,214,000    21,100     SOLE                           X
WATERS CORP              Common Stock    941848103    6,692,000   172,700     SOLE                           X
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